SHARE-BASED PAYMENT - Share-based Compensation Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENT
Total stock-based compensation expense	¥ 49,107	¥ 83,122	¥ 65,154
General and administrative
SHARE-BASED PAYMENT
Total stock-based compensation expense	21,353	32,247	38,605
Research and development
SHARE-BASED PAYMENT
Total stock-based compensation expense	23,585	42,677	23,978
Selling and marketing
SHARE-BASED PAYMENT
Total stock-based compensation expense	¥ 4,169	¥ 8,198	¥ 2,571